Biological Assets And Inventory - Schedule of Estimates of Significant Inputs Related to Biological Assets and Inventory (Detail)	12 Months Ended
Dec. 31, 2018
Net Selling price per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Estimated net selling price per gram of dry cannabis based on historical sales and anticipated prices, after adjustment for excise taxes
Harvest yield per plant [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Expected grams of dry cannabis to be harvested from a cannabis plant, based on the weighted average historical yields by plant strain
Stage of growth [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Weighted average plant age (in weeks) out of the 16 week growing cycle as of the period end date
Processing costs per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Estimated post-harvest costs per gram to bring a gram of harvested cannabis to its saleable condition, including drying, curing, testing and packaging, and overhead allocation; estimated based on post-harvest costs incurred during the period divided by number of grams processed during the period
Selling costs per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Estimated shipping, order fulfillment, and labelling costs per gram; calculated as selling costs incurred during the period divided by number of grams sold during the period
Equivalency factor [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Estimated grams of dry cannabis required to produce one milliliter of cannabis oil; estimated based on historical results
Mass multipliers [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Significant input	Estimated multiples of crude extract and isolate mass in diluted cannabis oil products